Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities and other liabilities

12. Accrued liabilities and other liabilities

	As of December 31,
	2023	2024
Accrued liabilities and other current liabilities
Tax surcharges and other fees	133,502	142,225
Accrued advertising and marketing expense	100,868	90,260
Accrued professional service fees	1,854	6,680
Others	7,619	7,979
Total	243,843	247,144